Leases (Schedule Of Future Minimum Lease Payments Under Non-Cancelable Capital Leases And Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Leases [Abstract]
Capital leases, 2013	¥ 18,084
Capital leases, 2014	14,613
Capital leases, 2015	10,601
Capital leases, 2016	8,527
Capital leases, 2017	7,922
Capital leases, Thereafter	18,982
Total minimum lease payments, Capital leases	78,729
Less amount representing interest	4,647
Present value of net minimum lease payments	74,082
Less current portion	16,740
Long-term capital lease obligations	57,342
Operating leases, 2013	46,415
Operating leases, 2014	32,835
Operating leases, 2015	15,211
Operating leases, 2016	5,715
Operating leases, 2017	3,326
Operating leases, Thereafter	14,254
Total minimum lease payments, Operating leases	¥ 117,756